SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value of financial instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value, Option, Quantitative Disclosures [Line Items]
Retained Earnings (Accumulated Deficit)	$ (54,705)	¥ (356,951)	¥ (276,476)
Accumulated Other Comprehensive Income (Loss), Net of Tax	735	4,795	2,110
Convertible loan ("CL")
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of the convertible loans	$ 342	2,232	¥ 24,568
ASU 2016-01 | Revision of Prior Period, Adjustment [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Retained Earnings (Accumulated Deficit)		1,063
Accumulated Other Comprehensive Income (Loss), Net of Tax		¥ 1,063